Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 32,941
In 2022	114
In 2023	98
In 2024	249
After 2024	1,694
Total	$ 35,096